Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Goodwill
GOODWILL
Goodwill consists of the following:

(In thousands)	Gross Carrying Value	Cumulative Amortization	Cumulative Impairment Losses	Goodwill, Net
Goodwill, net by Reportable Segment:
Las Vegas Locals	$378,192	$—	$(165,479)	$212,713
Downtown Las Vegas	6,997	(6,134)	—	863
Midwest and South	471,734	—	—	471,734
Balance, December 31, 2015	$856,923	$(6,134)	$(165,479)	$685,310

Changes in Goodwill
During fourth quarter of 2013, the purchase price allocation for our November 2012 purchase of Peninsula Gaming, LLC, was finalized and resulted in a decrease to goodwill in an amount equal to the purchase price reduction of $9.6 million. There were no other changes to goodwill during the three year period ended December 31, 2015.